CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Cash flows from operating activities:
Net income	$ 1,934,898	$ 6,149,867	$ 2,723,638
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	996,715	605,578	505,828
Provision for allowance of doubtful accounts	93,737	61,959	66,630
Inventory write down	1,194,496	639,679	1,211,131
Deferred tax (expenses)/benefit	192,741	(1,086,380)	(144,092)
Share-based compensation	1,575,029	356,549
Amortization of right-of-use asset and interest of lease liabilities	1,636,237
Changes in operating assets and liabilities:
Accounts receivable	(17,164,688)	(23,245,962)	269,686
Inventory	2,497,477	(37,639,680)	(9,737,761)
Prepayments and other current assets	(11,008,829)	(7,701,073)	2,283,341
Other non-current assets	(374,253)	347,501	(813,825)
Accounts payable	3,648,039	12,364,048	1,405,523
Amount due to related parties	488,186	561,907	225,152
Advance from customers	(1,911,843)	2,341,006	(709,079)
Tax payable	177,502	1,207,501	1,098,265
Salary and welfare payable	(1,058,214)	952,748	79,745
Operating lease liabilities, current	(1,494,644)
Accrued liabilities and other current liabilities	4,498,900	3,471,502	(1,157,860)
Other non-current liabilities	(110,431)	(142,266)	249,821
Net cash used in operating activities	(14,188,945)	(40,755,516)	(2,443,857)
Cash flows from investing activities:
Payments for acquisition of business license		(122,854)	(172,936)
Purchases of property and equipment	(557,627)	(1,423,064)	(52,477)
Payments for software procurement	(255,380)	(201,866)	(282,811)
Net cash used in investing activities	(813,007)	(1,747,784)	(508,224)
Cash flows from financing activities:
Cash payments for acquisition of equity interests of ECMOHO Shanghai for Reorganization purpose (Note 1(b))	(4,261,580)	(14,475,846)
Subscription fees received from the Founders of ECMOHO Shanghai for Reorganization purpose (Note 1(b))	9,261,300	6,000,376
Subscription fees received from the Round A and Round B Investors of ECMOHO Shanghai for Reorganization purpose (Note 1(b))	89,222	3,386,528
Cash receipts from issuance of Series A Convertible Redeemable Preferred Shares, net of issuance costs (Note 16)		22,429,967
Proceeds from borrowings	50,434,437	41,529,327	4,819,106
Repayments of borrowings	(37,295,468)	(23,469,501)	(5,233,691)
Cash received from maturity of loan deposits (Note 8)	861,268
Cash payment for loan deposits (Note 8)	(854,188)	(437,114)
Contribution from non-controlling interests shareholders	29,196	104,159
Payment for acquisition of non-controlling interests	(170,324)
Payment for acquisition of redeemable non-controlling interests (Note 17)	(2,215,392)
Proceeds from issuance of ordinary shares upon Initial Public Offering and over-allotment option, net of payment of cost of issuance/(Payment of Initial Public Offering costs)	35,020,614	(522,072)
Capital injection from non-controlling interests shareholders	595,482		16,235
Proceeds of borrowings from related parties	4,000,000	3,000,000	3,000,000
Proceeds of advances from related parties	9,436,151	8,964,847	15,304
Repayment of advances to related parties	(10,593,662)	(2,474,371)	(1,033,740)
Net cash provided by financing activities	54,337,056	44,036,300	1,583,214
Effects of exchange rate changes on cash and cash equivalents	(1,201,068)	742,397	(20,479)
Net increase/(decrease) in cash, cash equivalents and restricted cash	38,134,036	2,275,397	(1,389,346)
Cash, cash equivalents and restricted cash at beginning of year	12,964,859	10,689,462	12,078,808
Cash, cash equivalents and restricted cash at end of year	51,098,895	12,964,859	10,689,462
Supplemental disclosure of cash flow information:
Interests paid	(2,531,209)	(445,689)	(165,001)
Non-cash financing and investing activities
Accretion to redemption value of convertible redeemable preferred shares	1,022,461	3,038,407	3,972,281
Accretion to redemption value of redeemable non-controlling interests	311,757	129,896
Extinguishment of convertible redeemable preferred shares (Note 16)		24,763,245
Capital contribution from non-controlling interests shareholders (Note 13)		107,129
Subscription receivables due from Founders of ECMOHO Shanghai for Reorganization purpose (Note 24)		9,261,300
Subscription receivables due from Round B Investor of ECMOHO Shanghai for Reorganization purpose (Note 24)		89,222
Payables due to shareholders of ECMOHO Shanghai for Reorganization purpose (Note 24)		$ (4,261,580)
Payables for assets and business acquisition (Note 14)			$ (168,766)
Payables for the acquisition of redeemable non-controlling interests (Note 17)	$ (3,120,583)